CASH AND CASH EQUIVALENTS AND INVESTMENTS - Financial position information (Details) - ARS ($) $ in Millions		12 Months Ended
	May 19, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Interests in associates		$ 6,023	$ 6,197
Interests in joint ventures		8,644	11,704
Interests in associates and joint ventures		14,667	17,901	$ 68,244
La Capital Cable
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Interests in associates		6,023	6,197
Interests in associates and joint ventures		$ 6,023	6,197	6,444
Percentage of capital stock owned and voting rights		50.00%
OPH
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Interests in joint ventures		$ 8,445	11,704
Interests in associates and joint ventures		$ 8,445	$ 11,704	$ 20,766
Ownership interest in joint venture (in percentage)		50.00%
Openxpand
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Interests in joint ventures		$ 199
Interests in associates and joint ventures		$ 199
Ownership interest in joint venture (in percentage)	51.00%	51.00%
Minimum | Openxpand
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Ownership interest in joint venture (in percentage)		50.00%